SHARE-BASED PAYMENTS - Share-based compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based payment transaction
Share-based compensation expense	$ 23.7	$ 34.4
Share option
Share-based payment transaction
Share-based compensation expense	0.3	1.0
Restricted share plan
Share-based payment transaction
Share-based compensation expense	19.2	29.7
DSUs
Share-based payment transaction
Share-based compensation expense	1.4	1.3
ESPP
Share-based payment transaction
Share-based compensation expense	$ 2.8	$ 2.4